Income Tax (Schedule of Reconciliation Between Theoretical Tax on Pre-tax Profit (loss) and Tax Expense (income) ) (Details) - ILS (₪) ₪ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure of income tax [Abstract]
Loss before taxes on income	₪ (209)	₪ (130)	₪ (70)
Primary tax rate of the group	23.00%	23.00%	23.00%
Tax calculated according to the Group's primary tax rate	₪ (45)	₪ (30)	₪ (16)
Addition tax (tax savings) in respect of:
Non-deductible expenses	8	8	6
Taxes in respect of previous years	(1)	(3)	1
Other differences	(1)	2	3
Tax income	₪ (39)	₪ (23)	₪ (6)